COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Minimum Rental Payments Under Operating Lease Agreements
Year

2013	$1,250
2014	$1,149
2015	$976
2016	$8